Employee benefits - Schedule Of Employee Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Wages, salaries, and other short-term benefits	$ 157,011	$ 127,242	$ 83,053
Social security and other social benefits	44,255	30,216	8,228
Post-employment benefits	29,523	26,294	18,600
Share-based compensation	4,867	4,958	0
Total employee benefits	235,656	188,710	109,881
Executive Management Team (“EMT”) And Managing Directors
Disclosure of defined benefit plans [line items]
Social security and other social benefits	6,205	8,486	5,094
Post-employment benefits	907	996	525
Other long-term benefits	0	228	417
Share-based compensation	1,829	1,294	0
Total employee benefits	$ 8,941	$ 11,004	$ 6,036